Significant Policies (Details) - USD ($)	1 Months Ended	2 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Impairment of Long-Lived Assets
Historical blended average year for calculating undiscounted projected net operating cash flows				10 years	10 years
Term for time charter rates				6 months	6 months
Impairment loss	$ 0	$ 0	$ 0	$ 0	$ 0
Vessel Depreciation
Estimated useful life				25 years	25 years
OceanPal Inc. Predecessors [Member]
Impairment of Long-Lived Assets
Historical blended average year for calculating undiscounted projected net operating cash flows						10 years
Term for time charter rates						1 year		1 year
Vessel impairment charges								$ 3,047,978
Vessel Depreciation
Estimated useful life						25 years
REVENUES:
Gain on bunkers						$ 330,454	$ (287,352)	(229,481)
Administrative expenses						1,104,894,000,000	$ 1,265,051,000,000	$ 809,205,000,000
Provision for doubtful accounts receivable			$ 0	$ 0		$ 0